Company Financial Statements (Parent Company Only) - Condensed Statements of Comprehensive Loss (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Selling, general and administrative expenses	[1]	¥ (6,870,644)	¥ (6,558,942)	¥ (6,688,246)
Total operating expenses	[1]	(13,327,378)	(11,835,516)	(11,903,082)
(Loss) gain from operations		(6,658,138)	(10,889,434)	(8,705,523)
Interest income		1,374,525	1,260,162	1,058,771
Other non-operating income, net		108,154	41,934	36,318
Exchange loss from foreign currency transactions		(49,543)	97,080	(1,460,151)
Fair value gain (loss) on derivative assets or derivative liabilities		0	(410,417)	59,357
Loss before income tax expenses and share of results of equity method investees		(5,830,975)	(10,393,705)	(9,118,358)
Income tax expenses		(69,780)	36,810	24,731
Share of results of equity method investees		(29,069)	54,740	4,117
Net Income (Loss)		(5,790,264)	(10,375,775)	(9,138,972)
Net loss attributable to ordinary shareholders of XPeng Inc.		(5,790,264)	(10,375,775)	(9,138,972)
Other comprehensive income
Foreign currency translation adjustment, net of tax		262,870	286,614	3,192,573
Total comprehensive loss attributable to XPeng Inc.		(5,527,394)	(10,089,161)	(5,946,399)
Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		(5,527,394)	(10,089,161)	(5,946,399)
Parent [Member]
Operating expenses
Selling, general and administrative expenses		(16,706)	(28,511)	(22,896)
Total operating expenses		(16,706)	(28,511)	(22,896)
Fair value gain on derivative liability relating to the contingent consideration		234,245	29,339	0
(Loss) gain from operations		217,539	828	(22,896)
Interest income		783,148	601,475	314,668
Equity in loss of subsidiaries and VIEs		(6,376,372)	(10,165,831)	(7,074,057)
Other non-operating income, net		88,592	17,718	35,867
Exchange loss from foreign currency transactions		(455,608)	(473,467)	(2,380,873)
Investment loss on long-term investments		(18,489)	(821)	(75,155)
Fair value gain (loss) on derivative assets or derivative liabilities		0	(410,417)	59,357
Loss before income tax expenses and share of results of equity method investees		(5,761,190)	(10,430,515)	(9,143,089)
Income tax expenses		(5)	0	0
Share of results of equity method investees		(29,069)	54,740	4,117
Net Income (Loss)		(5,790,264)	(10,375,775)	(9,138,972)
Net loss attributable to ordinary shareholders of XPeng Inc.		(5,790,264)	(10,375,775)	(9,138,972)
Other comprehensive income
Foreign currency translation adjustment, net of tax		262,870	286,614	3,192,573
Total comprehensive loss attributable to XPeng Inc.		(5,527,394)	(10,089,161)	(5,946,399)
Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		¥ (5,527,394)	¥ (10,089,161)	¥ (5,946,399)

[1]	Share-based compensation was allocated in cost of sales and operating expenses as follows